Pension Plans (Tables)	12 Months Ended
Mar. 31, 2015
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2014 and 2015 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2014	2015	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥64,112	¥82,859	¥5,368	¥68,840
Service cost	3,391	4,415	1,654	2,460
Interest cost	1,139	1,159	1,684	2,251
Actuarial loss (gain)	1,956	(169)	(1,215)	46,110
Foreign currency exchange rate change	0	0	3,848	(6,947)
Benefits paid	(2,492)	(2,573)	(1,203)	(1,390)
Plan participant’s contributions	0	0	0	80
Business combinations	15,496	1,353	59,048	0
Divestitures	0	(251)	0	0
Plan amendments	(743)	0	(344)	(883)

Benefit obligation at end of year	82,859	86,793	68,840	110,521

Change in plan assets:
Fair value of plan assets at beginning of year	93,144	104,844	3,825	62,042
Actual return on plan assets	5,750	10,200	3,783	21,074
Employer contribution	2,717	3,040	1,929	10,820
Benefits paid	(2,324)	(2,136)	(976)	(1,296)
Plan participant’s contributions	0	0	0	80
Business combinations	5,557	0	50,001	0
Divestitures	0	(84)	0	0
Foreign currency exchange rate change	0	0	3,480	(5,711)

Fair value of plan assets at end of year	104,844	115,864	62,042	87,009

The funded status of the plans	¥21,985	¥29,071	¥(6,798)	¥(23,512)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥34,910	¥42,376	¥9	¥8
Accrued benefit liability included in other liabilities	(12,925)	(13,305)	(6,807)	(23,520)

Net amount recognized	¥21,985	¥29,071	¥(6,798)	¥(23,512)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2014 and 2015 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2014	2015	2014	2015
Net prior service credit	¥6,014	¥5,127	¥361	¥1,074
Net actuarial gain (loss)	(18,091)	(9,602)	695	(26,674)
Net transition obligation	(194)	(140)	(22)	(19)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(12,271)	¥(4,615)	¥1,034	¥(25,619)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2013, 2014 and 2015 consists of the following:

	Millions of yen
	2013	2014	2015
Japanese plans:
Service cost	¥3,173	¥3,391	¥4,415
Interest cost	1,063	1,139	1,159
Expected return on plan assets	(1,826)	(2,047)	(2,351)
Amortization of transition obligation	53	53	53
Amortization of net actuarial loss	1,447	777	502
Amortization of prior service credit	(1,168)	(1,259)	(927)

Net periodic pension cost	¥2,742	¥2,054	¥2,851

Overseas plans:
Service cost	¥41	¥1,654	¥2,460
Interest cost	189	1,684	2,251
Expected return on plan assets	(223)	(2,389)	(3,857)
Amortization of transition obligation	3	3	5
Amortization of net actuarial loss	49	60	215
Amortization of prior service credit	0	(3)	(51)

Net periodic pension cost	¥59	¥1,009	¥1,023

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2013, 2014 and 2015 are summarized as follows:

	Millions of yen
	2013	2014	2015
Japanese plans:
Current year actuarial gain (loss)	¥7,401	¥1,870	¥8,028
Amortization of net actuarial loss	1,447	777	502
Prior service credit due to amendments	0	743	0
Amortization of prior service credit	(1,168)	(1,259)	(927)
Amortization of transition obligation	53	53	53

Total recognized in other comprehensive income (loss), pre-tax	¥7,733	¥2,184	¥7,656

Overseas plans:
Current year actuarial gain (loss)	¥(89)	¥2,447	¥(28,730)
Amortization of net actuarial loss	49	60	215
Prior service credit due to amendments	0	344	843
Amortization of prior service credit	0	(3)	(51)
Amortization of transition obligation	3	3	5
Foreign currency exchange rate change	(213)	(7)	1,065

Total recognized in other comprehensive income (loss), pre-tax	¥(250)	¥2,844	¥(26,653)

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of Japanese pension plans and overseas plans pension plans used to determine these amounts are as follows:

Japanese plans	2013	2014	2015
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.8%	1.4%	1.2%
Rate of increase in compensation levels	6.0%	5.1%	4.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.8%	1.8%	1.4%
Rate of increase in compensation levels	6.1%	6.0%	5.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.3%

Overseas plans	2013	2014	2015
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.3%	3.5%	1.5%
Rate of increase in compensation levels	0.6%	2.8%	2.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	4.5%	4.3%	3.5%
Rate of increase in compensation levels	0.7%	0.6%	2.8%
Expected long-term rate of return on plan assets	7.2%	5.6%	5.2%

Benefits Expected to be Paid

At March 31, 2015, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
	Japanese plans	Overseas plans
2016	¥2,187	¥1,513
2017	1,935	1,282
2018	2,015	1,288
2019	1,987	1,332
2020	2,262	1,367
2021-2025	13,697	7,568

Total	¥24,083	¥14,350

Domestic Pension Plans Of Foreign Entity Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of Japanese pension plan assets at March 31, 2014 and 2015, by asset category, are as follows:

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,937	¥0	¥14,937	¥0
Other than Japan
Pooled funds*2	18,386	0	18,386	0
Debt securities:
Japan
Pooled funds*3	28,901	0	28,901	0
Other than Japan
Pooled funds*4	16,692	0	16,692	0
Other assets:
Life insurance company general accounts*5	17,853	0	17,853	0
Others*6	8,075	0	8,075	0

	¥104,844	¥0	¥104,844	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥25 million and units of ORIX JREIT Inc. in the amounts of ¥181 million at March 31, 2014.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥46 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥20 million at March 31, 2014.
*4	These funds invest in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,572	¥0	¥16,572	¥0
Other than Japan
Pooled funds*2	19,717	0	19,717	0
Debt securities:
Japan
Pooled funds*3	29,106	0	29,106	0
Other than Japan
Pooled funds*4	16,933	0	16,933	0
Other assets:
Life insurance company general accounts*5	23,395	0	23,395	0
Others*6	10,141	0	10,141	0

	¥115,864	¥0	¥115,864	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas Pension Plans Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of overseas pension plan assets at March 31, 2014 and 2015, by asset category, are as follows:

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥24,420	¥24,420	¥0	¥0
Pooled funds*1	59	0	59	0
Debt securities:
Other than Japan
Government bonds	15,317	15,317	0	0
Municipal bonds	5,399	1,779	3,620	0
Corporate bonds	15,844	15,844	0	0
Other assets:
Life insurance company general accounts*2	161	0	161	0
Others*3	842	0	842	0

	¥62,042	¥57,360	¥4,682	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥33,001	¥33,001	¥0	¥0
Pooled funds*1	70	0	70	0
Debt securities:
Other than Japan
Government bonds	27,853	27,853	0	0
Municipal bonds	4,855	0	4,855	0
Corporate bonds	20,314	20,314	0	0
Other assets:
Life insurance company general accounts*2	196	0	196	0
Others*3	720	0	720	0

	¥87,009	¥81,168	¥5,841	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.